FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 28, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Registrant”)
Federated Hermes Intermediate Corporate Bond Fund (“the Fund”) Institutional Shares Service Shares Class R6 Shares

1933 Act File No. 033-03164 1940 Act File No. 811-04577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated July 1, 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 248 on June 26, 2024.

If you have any questions on the enclosed material, please contact Susan Lloyd at Susan.Lloyd@FederatedHermes.com or (724) 720-7260.

Very truly yours,

/s/ George Magera

George Magera

Assistant Secretary